UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund

May 31, 2014

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

CONVERGENCE CORE PLUS FUND

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

CONVERGENCE OPPORTUNITIES FUND

EXPENSE EXAMPLE	11

INVESTMENT HIGHLIGHTS	13

CONVERGENCE CORE PLUS FUND

SCHEDULE OF INVESTMENTS	15

SCHEDULE OF SECURITIES SOLD SHORT	23

CONVERGENCE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	26

SCHEDULE OF SECURITIES SOLD SHORT	33

STATEMENTS OF ASSETS AND LIABILITIES	36

STATEMENTS OF OPERATIONS	38

STATEMENTS OF CHANGES IN NET ASSETS

CONVERGENCE CORE PLUS FUND	39

CONVERGENCE OPPORTUNITIES FUND	40

STATEMENTS OF CASH FLOWS	41

FINANCIAL HIGHLIGHTS

CONVERGENCE CORE PLUS FUND	42

CONVERGENCE OPPORTUNITIES FUND	45

NOTES TO FINANCIAL STATEMENTS	46

NOTICE OF PRIVACY POLICY & PRACTICES	57

ADDITIONAL INFORMATION	58

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund and the Convergence Opportunities Fund for the period ended May 31, 2014. With the Core Plus Fund’s inception on December 29, 2009, we have now completed nearly four and one half years; and we are pleased to report that it has been a very good period, both on an absolute and relative basis. The Convergence Opportunities Fund opened on November 29, 2013 and is off to a very good start.

Convergence Core Plus Fund Performance:

Your Fund was up 110.89% from December 29, 2009 (its inception) to May 31, 2014 versus the Russell 3000 Index at 89.65%. Ten thousand dollars invested in the Convergence Core Plus Fund (MARNX) at its inception would be worth $21,089 as of 5/31/2014, $2,124 more than if you had it invested in the Russell 3000.*  Over the past 3 years, the Core Plus Fund is up 15.66% per year versus the Russell 3000 at 14.80% per year.

Convergence Core Plus Fund

	Through May 31, 2014
	Total Returns		Average Annual Returns
					Since	Since
					Inception	Inception
		Six	One	Three	Annualized	Annualized
	Quarter	Month	Year	Year	(12/29/09)	(1/31/13)
Convergence Core Plus
Institutional Class	6.73%	7.25%	19.43%	15.66%	18.39%
Investment Class	6.68%	7.06%	19.10%	na	na	22.93%
Russell 3000	2.85%	7.08%	20.57%	14.80%	15.58%	23.29%

Institutional Class Inception 12/29/2009, Investment Class Inception 1/31/2013
Gross Expense Ratios: Institutional Class is 2.21%, Investment Class is 2.49%
Gross Expense Ratio Net of Dividends on Short Positions: Institutional Class 1.28%, Investment Class 1.56%

Performance data quoted represents past performance and does not guarantee futureresults. The investment return and principal value of an investment will fluctuate so that aninvestor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

*	This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 12/29/2009 – 5/31/2013 and assumes reinvestment of dividends and capital gains.

Convergence Opportunities Fund Performance

The Convergence Opportunities Fund completed its first 6 months up 1.84%, ahead of the Russell 2000 at -0.10%. We are particularly pleased that the Fund was able to jump out to a lead in a very difficult market for small cap stock investing.

Convergence Opportunities Fund
Total Returns

	Through May 31, 2014
		Six	Since
	Quarter	Month	Inception
Convergence Opportunities
Institutional Class	1.50%	1.84%	1.84%
Russell 2000	-3.77%	-0.10%	-0.10%

Institutional Class Inception 11/29/2013
Gross Expense Ratios: Institutional Class 1.59%
Net Expense Ratios: Institutional Class 1.50%

The advisor has contractually agreed to waive fees and/or reimburse expenses through November 29, 2016.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Fundamental Management by the Numbers

The Convergence approach recognizes that there are advantages to traditional fundamental management as well as modern quantitative management. Our work over the past 10 years has been devoted to building an investment process that captures the best attributes of both. Quantitative management – systematic, empirically validated, unbiased and unemotional – can also be unresponsive to current market trends the way fundamental management can be. We noted that in a dynamic environment, a successful investment process must also be dynamic. Further, we recognized that financial innovation has made traditional methods less effective, as evidenced by the continued decline in the percentage of managers that beat their benchmark.

The Dynamic Process

The Convergence dynamic process measures how investor preferences change. It then adjusts how we evaluate the attractiveness of a stock to reflect what the market deems important given the current environment. Every investor mentally follows this process. Convergence systematically measures these preference shifts and adjusts, or tilts, the criteria by which stocks are deemed to be “attractive.”  By doing so, Convergence has built a quantitative approach that seeks to be responsive to the current environment.

Capturing the Decision to Not Own

Every investor makes two decisions, “Which stocks should I own?” and, “Which stocks should I avoid?” The decision to not own is every bit as important as the one to own. In this sense, every investor “shorts” stocks not owned, at least relative to the market. The problem is that the decision to not own is diluted due to the market cap weighted structure of most market benchmarks. While Exxon and Apple each represent more than 2% of the broad market, and not owning either has a material impact on the performance of an investor’s portfolio, if that investor decides not to own the 100th largest stock in the Russell 3000, he or she has avoided a stock that only represents 2/10th of 1%. Even a particularly prescient decision has no material impact.

Multiple Sources of Alpha

Convergence’s work over the past 10 years found that the Convergence Dynamic Model is very effective at identifying what stocks to own as well as what stocks to not own. The Convergence process actively shorts stocks, not as a hedge, but as an alpha source. Because what drives a good short is not the opposite of what drives a good long, we separately apply our dynamic process to potential long and short candidates. Our experience and track record shows that the active short complements the long, adding alpha when traditional long investing is difficult. Actively shorting stocks seeks to reduce the risk of the portfolio and potentially improve the win percentage versus the market. We have found that including an active short in the process is a more effective, and cost-effective, way to improve the equity commitment as opposed to combining two separate managers, one long only and the other long/short.

A Comprehensive Approach

The Convergence dynamic process improves on the traditional approach to equity investing by combining the most attractive aspects of fundamental investing with quantitative investing. The Core Plus and Small Cap Core Plus approach also expands the management mandate to explicitly capture the alpha potential of the decision to “not own.” In this way, the Convergence Strategy has the potential to drive a more consistent and material alpha over the entire market cycle.

Thank you for your support.

David W. Schulz
President
Convergence Investment Partners, LLC

Opinions expressed are subject to change, are not guaranteed and should not be construed as recommendations or investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in midcap companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index. One cannot invest directly in an index.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  One cannot invest directly in an index.

Up capture compares an investment’s performance against its benchmark during periods when the benchmark’s performance is positive, while down capture compares the investment’s performance against the benchmark during periods when the benchmark’s performance is negative.

CONVERGENCE CORE PLUS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE CORE PLUS FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual**	$1,000.00	$1,072.50	$11.47
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.86	$11.15

*
Expenses are equal to the Fund’s annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.23%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.36.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.19.

	Investment Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual**	$1,000.00	$1,070.60	$12.65
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.72	$12.29

*
Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.49%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $7.69.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $7.49.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Average Annual Total Returns as of May 31, 2014

	Institutional	Russell
	Class Shares	3000 Index

One Year	19.43%	20.57%

Three Year	15.66%	14.80%

Since Inception (12/29/09)	18.39%	15.58%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2014

	Investment	Russell
	Class Shares	3000 Index
One Year	19.10%	20.57%
Since Inception (1/31/13)	22.93%	23.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Investment Class shares. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

CONVERGENCE OPPORTUNITIES FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE OPPORTUNITIES FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual**	$1,000.00	$1,018.40	$13.18
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.87	$13.14

*
Expenses are equal to the Fund’s annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $7.55.
***	Excludingdividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000 Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2014

	Institutional	Russell
	Class Shares	2000 Index

Since Inception (11/29/13)	1.84%	-0.10%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000 Index.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS* 125.35%

Accommodation 1.03%
MGM Resorts International (a)	58,827	$1,514,795
Wyndham Worldwide Corp.	26,052	1,926,024
		3,440,819

Administrative and Support Services 0.78%
AECOM Technology Corp. (a)	16,010	514,561
Manpowergroup, Inc.	11,507	943,344
Robert Half International, Inc.	25,094	1,144,036
		2,601,941

Air Transportation 2.09%
Copa Holdings SA (b)	16,167	2,310,749
Delta Air Lines, Inc.	51,029	2,036,567
Southwest Airlines Co.	99,958	2,643,890
		6,991,206

Amusement, Gambling, and Recreation Industries 0.56%
Las Vegas Sands Corp.	24,451	1,870,991

Broadcasting (except Internet) 3.11%
Cablevision Systems Corp.	142,255	2,507,956
Starz (a)	65,213	1,995,518
TiVo, Inc. (a)	120,344	1,432,094
Walt Disney Co.	52,968	4,449,841
		10,385,409

Building Material and Garden Equipment and Supplies Dealers 0.75%
Home Depot, Inc.	31,127	2,497,319

Chemical Manufacturing 10.82%
Alexion Pharmaceuticals, Inc. (a)	4,700	781,704
Celanese Corp.	42,446	2,661,364
Dow Chemical Co.	47,603	2,481,068
Eli Lilly & Co.	46,670	2,793,666
Hospira, Inc. (a)	17,810	875,718
Impax Laboratories, Inc. (a)	32,740	908,862
Johnson & Johnson	84,473	8,570,630
LyondellBasell Industries NV (b)	26,120	2,600,769
Medicines Co. (a)	31,930	890,847
Myriad Genetics, Inc. (a)	30,948	1,026,236
NewMarket Corp.	6,801	2,662,660

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Chemical Manufacturing 10.82% (Continued)
NPS Pharmaceuticals, Inc. (a)	28,777	$895,828
Pfizer, Inc.	278,220	8,243,659
United Therapeutics Corp. (a)	7,645	731,932
		36,124,943

Computer and Electronic Product Manufacturing 12.19%
Advanced Micro Devices, Inc. (a)	425,440	1,701,760
Amkor Technology, Inc. (a)	132,201	1,336,552
Apple, Inc.	19,561	12,382,113
Brocade Communications Systems, Inc.	187,770	1,712,462
Danaher Corp.	28,417	2,228,745
Dolby Laboratories, Inc. (a)	39,265	1,631,068
Harman International Industries, Inc.	23,298	2,446,989
Integrated Device Technology, Inc. (a)	93,990	1,250,067
Intel Corp.	19,566	534,543
Marvell Technology Group Ltd. (b)	93,008	1,448,135
ON Semiconductor Corp. (a)	138,025	1,199,437
QUALCOMM, Inc.	28,945	2,328,625
RF Micro Devices, Inc. (a)	159,900	1,504,659
Sanmina Corp. (a)	72,195	1,469,168
Skyworks Solutions, Inc.	99,507	4,309,649
Vishay Intertechnology, Inc.	215,815	3,219,960
		40,703,932

Credit Intermediation and Related Activities 7.28%
Citigroup, Inc.	118,086	5,617,351
Huntington Bancshares, Inc.	91,380	847,093
JPMorgan Chase & Co.	129,178	7,178,421
KeyCorp	64,540	883,553
SunTrust Banks, Inc.	26,150	1,002,068
Wells Fargo & Co.	155,670	7,904,922
Zions Bancorporation	30,280	865,705
		24,299,113

Data Processing, Hosting and Related Services 0.27%
Citrix Systems, Inc. (a)	14,820	918,395

Electrical Equipment, Appliance, and Component Manufacturing 1.93%
Dover Corp.	10,230	891,851
Emerson Electric Co.	34,870	2,326,875
Helen of Troy Ltd. (a)(b)	13,851	802,804
Whirlpool Corp.	16,851	2,418,961
		6,440,491

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Electronics and Appliance Stores 0.77%
Ingram Micro, Inc. – Class A (a)	92,258	$2,562,005

Fabricated Metal Product Manufacturing 1.07%
Ball Corp.	43,970	2,654,029
Parker Hannifin Corp.	7,400	926,702
		3,580,731

Food Manufacturing 4.07%
ConAgra Foods, Inc.	82,830	2,675,409
Dean Foods Co.	80,460	1,398,395
Hershey Co.	14,441	1,405,687
Pilgrim’s Pride Corp. (a)	102,303	2,602,588
Sanderson Farms, Inc.	31,530	2,916,840
Tyson Foods, Inc.	60,808	2,581,908
		13,580,827

Food Services and Drinking Places 0.39%
Hyatt Hotels Corp. (a)	21,323	1,304,115
Gasoline Stations 0.60%
Delek US Holdings, Inc.	64,563	2,005,972
General Merchandise Stores 0.76%
Dollar General Corp. (a)	47,300	2,543,794
Health and Personal Care Stores 2.32%
CVS Caremark Corp.	52,530	4,114,149
Owens & Minor, Inc.	74,770	2,593,024
Rite Aid Corp. (a)	126,108	1,054,263
		7,761,436

Insurance Carriers and Related Activities 9.44%
Aetna, Inc.	36,632	2,840,812
AmTrust Financial Services, Inc.	64,960	2,773,792
Assurant, Inc.	48,231	3,270,544
Centene Corp. (a)	38,040	2,834,741
Everest Re Group Ltd. (b)	17,344	2,775,387
Health Net, Inc. (a)	68,997	2,758,500
MBIA, Inc. (a)	243,087	2,858,703
Molina Healthcare, Inc. (a)	68,910	2,969,332
Reinsurance Group of America, Inc.	36,534	2,855,497
UnitedHealth Group, Inc.	32,840	2,615,049
WellCare Health Plans, Inc. (a)	38,682	2,995,921
		31,548,278

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Leather and Allied Product Manufacturing 0.28%
Skechers U.S.A., Inc. (a)	20,900	$930,050

Machinery Manufacturing 7.61%
AGCO Corp.	14,219	767,257
Caterpillar, Inc.	32,838	3,357,029
General Electric Co.	453,205	12,141,362
IDEX Corp.	13,840	1,061,251
Lexmark International, Inc.	71,322	3,108,926
Outerwall, Inc. (a)	36,049	2,549,746
United Technologies Corp.	21,011	2,441,898
		25,427,469

Management of Companies and Enterprises 1.62%
AES Corp.	133,280	1,879,248
American Equity Investment Life Holding Co.	119,900	2,700,148
Associated Banc-Corp.	47,800	823,594
		5,402,990

Merchant Wholesalers, Durable Goods 0.58%
United Stationers, Inc.	20,310	808,947
Xerox Corp.	92,205	1,138,732
		1,947,679

Merchant Wholesalers, Nondurable Goods 1.32%
AmerisourceBergen Corp.	35,350	2,586,913
Herbalife Ltd. (b)	28,322	1,836,115
		4,423,028

Mining (except Oil and Gas) 2.38%
Compass Minerals International, Inc.	28,610	2,660,444
Stillwater Mining Co. (a)	155,900	2,620,679
Vulcan Materials Co.	43,540	2,654,634
		7,935,757

Miscellaneous Manufacturing 2.28%
3M Co.	32,538	4,638,292
CR Bard, Inc.	20,030	2,962,637
		7,600,929

Miscellaneous Store Retailers 1.70%
PetSmart, Inc.	52,829	3,036,083
Staples, Inc.	234,190	2,634,638
		5,670,721

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Motor Vehicle and Parts Dealers 0.80%
Group 1 Automotive, Inc.	33,330	$2,683,065

Nonstore Retailers 1.32%
Amazon.com, Inc. (a)	8,802	2,751,065
World Fuel Services Corp.	35,740	1,656,906
		4,407,971

Oil and Gas Extraction 2.88%
Helmerich & Payne, Inc.	22,301	2,451,995
Phillips 66	84,544	7,168,486
		9,620,481

Other Information Services 1.69%
Facebook, Inc. (a)	89,332	5,654,716

Paper Manufacturing 1.29%
Graphic Packaging Holding Co. (a)	244,291	2,684,758
Kimberly-Clark Corp.	14,613	1,641,771
		4,326,529

Petroleum and Coal Products Manufacturing 7.50%
Chevron Corp.	7,453	915,154
Exxon Mobil Corp.	143,305	14,406,451
Marathon Petroleum Corp.	43,372	3,877,023
Valero Energy Corp.	104,337	5,848,088
		25,046,716

Pipeline Transportation 0.58%
New Jersey Resources Corp.	35,030	1,927,000

Plastics and Rubber Products Manufacturing 0.80%
Carlisle Companies, Inc.	10,530	893,576
Illinois Tool Works, Inc.	20,510	1,775,141
		2,668,717

Professional, Scientific, and Technical Services 2.14%
Amdocs Ltd. (b)	28,180	1,356,022
Cognizant Technology Solutions Corp. (a)	35,328	1,717,294
Covance, Inc. (a)	2,734	229,273
Interpublic Group of Companies, Inc.	45,541	870,744
PAREXEL International Corp. (a)	15,756	794,890
URS Corp.	24,320	1,094,400
VMware, Inc. (a)	11,104	1,071,536
		7,134,159

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Publishing Industries (except Internet) 7.61%
Aspen Technology, Inc. (a)	23,039	$990,447
Houghton Mifflin Harcourt, Co. (a)	84,650	1,542,323
Manhattan Associates, Inc. (a)	42,600	1,382,796
Microsoft Corp.	211,786	8,670,518
New York Times Co.	98,190	1,459,103
Oracle Corp.	196,078	8,239,198
PTC, Inc. (a)	20,903	769,230
Synopsys, Inc. (a)	24,619	947,585
Take-Two Interactive Software, Inc. (a)	69,360	1,430,897
		25,432,097

Real Estate 0.53%
Forest City Enterprises, Inc. (a)	92,470	1,759,704

Rental & Leasing Services 0.71%
Avis Budget Group, Inc. (a)	41,780	2,391,070

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 5.42%
CBOE Holdings, Inc.	16,532	837,842
E*TRADE Financial Corp. (a)	152,149	3,099,275
Janus Capital Group, Inc.	163,354	1,907,975
Legg Mason, Inc.	62,005	3,028,324
Morgan Stanley	90,988	2,807,890
Stifel Financial Corp. (a)	32,967	1,490,108
T Rowe Price Group, Inc.	24,284	1,979,875
Waddell & Reed Financial, Inc.	48,752	2,943,646
		18,094,935

Sporting Goods, Hobby, Musical Instrument, and Book Stores 0.82%
Dick’s Sporting Goods, Inc.	61,752	2,744,876

Support Activities for Mining 3.88%
ConocoPhillips	106,509	8,514,329
Nabors Industries Ltd. (b)	87,590	2,297,486
RPC, Inc.	96,780	2,137,870
		12,949,685

Support Activities for Transportation 0.82%
Expedia, Inc.	37,622	2,757,693

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Telecommunications 1.50%
AT&T, Inc.	89,680	$3,180,950
Equinix, Inc. (a)	4,580	910,275
Level 3 Communications, Inc. (a)	20,940	914,031
		5,005,256

Transportation Equipment Manufacturing 2.74%
American Railcar Industries, Inc.	16,850	1,100,305
General Motors Co.	97,642	3,376,460
Huntington Ingalls Industries, Inc.	11,170	1,115,101
Lear Corp.	27,096	2,385,803
Trinity Industries, Inc.	13,550	1,172,482
		9,150,151

Utilities 2.84%
Avista Corp.	59,625	1,866,859
CMS Energy Corp.	58,665	1,745,284
Consolidated Edison, Inc.	32,968	1,813,570
TECO Energy, Inc.	104,404	1,803,057
UGI Corp.	46,044	2,240,961
		9,469,731

Waste Management and Remediation Services 0.42%
Stericycle, Inc. (a)	12,230	1,398,745

Water Transportation 0.44%
Royal Caribbean Cruises Ltd. (b)	26,627	1,472,207

Wholesale Electronic Markets and Agents and Brokers 0.62%
Tech Data Corp. (a)	34,996	2,082,612
TOTAL COMMON STOCKS (Cost $386,134,192)		418,678,456

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS* 4.23%
Camden Property Trust	24,190	$1,699,106
DCT Industrial Trust, Inc.	228,120	1,806,710
DuPont Fabros Technology, Inc.	74,352	1,901,181
EPR Properties	30,833	1,662,515
Home Properties, Inc.	28,646	1,781,208
Host Hotels & Resorts, Inc.	80,436	1,775,223
Piedmont Office Realty Trust, Inc.	94,683	1,762,997
UDR, Inc.	63,430	1,745,594
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,701,764)		14,134,534

SHORT-TERM INVESTMENTS 1.14%
AIM STIT-STIC Prime Portfolio, 0.010% (c)	3,797,102	$3,797,102
TOTAL SHORT-TERM INVESTMENTS (Cost $3,797,102)		3,797,102
Total Investments (Cost $403,633,058) 130.72%		436,610,092
Liabilities in Excess of Other Assets (30.72)%		(102,605,704)
TOTAL NET ASSETS 100.00%		$334,004,388

Percentages are stated as a percent of net assets.

*	All or portion of these securities, totaling $432,812,990, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at May 31, 2014.

Abbreviations:
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2014 (Unaudited)

	Shares	Value
Acadia Healthcare Company, Inc.	29,510	$1,258,306
ACADIA Pharmaceuticals, Inc.	29,355	606,181
Alnylam Pharmaceuticals, Inc.	10,610	629,067
Altera Corp.	39,360	1,303,996
American Airlines Group, Inc.	33,790	1,357,006
Arthur J. Gallagher & Co.	27,680	1,268,574
Artisan Partners Asset Management, Inc.	28,606	1,645,417
athenahealth, Inc.	5,120	649,779
B&G Foods, Inc.	40,020	1,371,085
Bank of the Ozarks, Inc.	11,729	692,480
Caesars Entertainment Corp.	67,840	1,236,723
CenturyLink, Inc.	32,309	1,217,080
Chemtura Corp.	52,660	1,315,447
Cheniere Energy, Inc.	32,198	2,193,006
Clovis Oncology, Inc.	11,044	565,563
Conn’s, Inc.	31,092	1,450,130
Cousins Properties, Inc.	75,770	909,240
Crown Holdings, Inc.	26,030	1,271,566
Cubist Pharmaceuticals, Inc.	7,576	504,562
Darling Ingredients, Inc.	60,340	1,206,197
Diamond Resorts International, Inc.	51,546	991,745
Diamondback Energy, Inc.	27,317	2,061,887
DigitalGlobe, Inc.	42,864	1,301,351
Energizer Holdings, Inc.	11,207	1,300,012
Fidelity National Financial, Inc.	38,450	1,281,923
FireEye, Inc.	35,980	1,182,663
First Financial Holdings, Inc.	20,890	1,229,794
FirstEnergy Corp.	31,150	1,053,493
Fresh Market, Inc.	47,140	1,444,841
Golar LNG Ltd. (a)	43,060	2,004,443
HeartWare International, Inc.	6,878	620,189
Hilltop Holdings, Inc.	62,470	1,296,253
Hittite Microwave Corp.	19,220	1,130,136
IHS, Inc.	10,690	1,345,978
InterDigital, Inc.	16,474	625,847
Intrexon Corp.	30,777	649,087
InvenSense, Inc.	52,680	1,016,724
Iron Mountain, Inc.	42,980	1,338,397
Ironwood Pharmaceuticals, Inc.	39,440	564,781
Kansas City Southern	12,040	1,294,541
Kodiak Oil & Gas Corp. (a)	156,910	1,997,464
Liberty Ventures	16,780	1,114,192
Lions Gate Entertainment Corp. (a)	20,764	542,563
Loral Space & Communications, Inc.	16,899	1,222,474

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
M&T Bank Corp.	10,140	$1,230,692
MannKind Corp.	69,460	618,193
McDermott International, Inc. (a)	280,240	2,034,542
MDC Holdings, Inc.	15,528	444,256
Media General, Inc.	37,219	659,893
Medidata Solutions, Inc.	32,910	1,272,629
Mid-America Apartment Communities, Inc.	12,470	902,205
Monsanto Co.	10,640	1,296,484
Navistar International Corp.	35,630	1,221,040
Netflix, Inc.	1,686	704,462
NetSuite, Inc.	11,050	889,415
Nimble Storage, Inc.	48,760	1,237,041
Nordson Corp.	15,640	1,275,286
Norwegian Cruise Line Holdings Ltd. (a)	38,760	1,308,150
Nuance Communications, Inc.	18,327	296,623
OGE Energy Corp.	28,510	1,047,172
Pandora Media, Inc.	54,090	1,326,827
Plum Creek Timber Company, Inc.	20,330	916,883
Post Holdings, Inc.	22,460	1,122,326
Priceline Group, Inc.	542	693,017
Prospect Capital Corp.	166,639	1,656,392
Proto Labs, Inc.	19,350	1,276,713
PVH Corp.	3,100	408,053
Restoration Hardware Holdings, Inc.	19,970	1,327,606
Rockwood Holdings, Inc.	16,840	1,286,071
Ryland Group, Inc.	18,960	714,792
Sanchez Energy Corp.	57,430	1,977,315
Sarepta Therapeutics, Inc.	15,750	530,460
ServiceNow, Inc.	26,610	1,391,969
SolarCity Corp.	23,607	1,239,368
Starbucks Corp.	13,066	956,954
Stratasys Ltd. (a)	9,876	918,666
SunEdison, Inc.	65,282	1,285,403
Synageva BioPharma Corp.	6,980	566,427
Tahoe Resources, Inc. (a)	56,433	1,170,505
TAL International Group, Inc.	30,100	1,318,982
Tenet Healthcare Corp.	28,570	1,342,790
Tesla Motors, Inc.	6,730	1,398,292
TFS Financial Corp.	91,040	1,227,219
Theravance, Inc.	18,020	516,273
Third Point Reinsurance Ltd. (a)	11,659	177,800
Triumph Group Inc.	18,640	1,291,752
Twitter, Inc.	39,980	1,296,951
United Bankshares, Inc.	21,923	664,267

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Vertex Pharmaceuticals, Inc.	7,670	$554,234
WGL Holdings, Inc.	25,840	1,047,812
WisdomTree Investments, Inc.	161,630	1,679,336
Workday, Inc.	13,580	1,064,265
WP Carey, Inc.	14,800	941,872
Total Securities Sold Short (Proceeds $103,382,813)		$102,987,858

(a) Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS* 123.47%

Accommodation 0.90%
Penn National Gaming, Inc. (a)	39,055	$455,381

Administrative and Support Services 2.90%
AECOM Technology Corp. (a)	16,476	529,538
Kelly Services, Inc.	28,849	512,358
Orbitz Worldwide, Inc. (a)	56,550	420,167
		1,462,063

Air Transportation 0.87%
Copa Holdings SA (b)	3,080	440,224

Ambulatory Health Care Services 3.20%
Amsurg Corp. (a)	13,319	603,084
Omnicare, Inc.	8,710	553,521
OncoMed Pharmaceuticals, Inc. (a)	20,175	455,955
		1,612,560

Beverage and Tobacco Product Manufacturing 0.86%
Wendy’s Co.	52,756	432,599

Broadcasting (except Internet) 1.86%
Cablevision Systems Corp.	13,665	240,914
Starz (a)	5,285	161,721
TiVo, Inc. (a)	45,025	535,797
		938,432

Chemical Manufacturing 9.05%
Acceleron Pharma, Inc. (a)	14,995	445,052
Depomed, Inc. (a)	35,678	425,639
Emergent Biosolutions, Inc. (a)	20,472	444,038
Ferro Corp. (a)	33,000	422,400
FutureFuel Corp.	20,480	351,846
Green Plains, Inc.	6,375	186,278
Impax Laboratories, Inc. (a)	19,571	543,291
Insys Therapeutics, Inc. (a)	12,485	322,612
Myriad Genetics, Inc. (a)	12,127	402,131
NewMarket Corp.	1,095	428,703
PDL BioPharma, Inc.	62,125	582,112
		4,554,102

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 11.47%
Amkor Technology, Inc. (a)	91,225	$922,286
Brocade Communications Systems, Inc.	58,341	532,070
Dolby Laboratories, Inc. (a)	13,630	566,190
Engility Holdings, Inc. (a)	12,153	469,713
Harman International Industries, Inc.	9,815	1,030,870
Integrated Device Technology, Inc. (a)	37,784	502,527
Lattice Semiconductor Corp. (a)	74,810	591,747
ON Semiconductor Corp. (a)	61,166	531,533
Skyworks Solutions, Inc.	1,322	57,256
Vishay Intertechnology, Inc.	38,195	569,869
		5,774,061

Construction of Buildings 1.07%
Tutor Perini Corp. (a)	17,515	536,484

Credit Intermediation and Related Activities 12.06%
Central Pacific Financial Corp.	39,106	744,579
City National Corp.	10,115	719,075
Huntington Bancshares, Inc.	80,130	742,805
Iberiabank Corp.	11,670	728,908
MB Financial, Inc.	5,985	160,637
PHH Corp. (a)	23,245	592,050
SVB Financial Group (a)	6,880	725,496
Webster Financial Corp.	23,290	696,837
World Acceptance Corp. (a)	4,315	340,842
Zions Bancorporation	21,625	618,259
		6,069,488

Data Processing, Hosting and Related Services 0.95%
ExlService Holdings, Inc. (a)	16,860	477,812

Electrical Equipment, Appliance, and Component Manufacturing 0.55%
Helen of Troy Ltd. (a)(b)	4,790	277,628

Electronics and Appliance Stores 1.02%
Ingram Micro, Inc. (a)	18,501	513,773

Fabricated Metal Product Manufacturing 1.20%
Griffon Corp.	6,715	78,498
Valmont Industries, Inc.	3,395	526,055
		604,553

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Food and Beverage Stores 0.85%
Core-Mark Holding Company, Inc.	5,195	$429,523

Food Manufacturing 3.26%
Pilgrim’s Pride Corp. (a)	33,663	856,386
Sanderson Farms, Inc.	8,466	783,190
		1,639,576

Food Services and Drinking Places 1.46%
Hyatt Hotels Corp. (a)	8,940	546,771
Panera Bread Co. (a)	1,212	186,175
		732,946

Funds, Trusts, and Other Financial Vehicles 0.66%
Solar Capital Ltd.	15,895	331,252

Gasoline Stations 0.65%
Delek US Holdings, Inc.	10,543	327,571

Health and Personal Care Stores 2.94%
Owens & Minor, Inc.	16,096	558,209
Rite Aid Corp. (a)	110,190	921,188
		1,479,397

Hospitals 1.17%
Magellan Health Services, Inc. (a)	9,710	591,242

Insurance Carriers and Related Activities 7.82%
AmTrust Financial Services, Inc.	10,405	444,294
Assurant, Inc.	5,905	400,418
Centene Corp. (a)	9,059	675,077
Health Net, Inc. (a)	16,680	666,866
Maiden Holdings Ltd. (b)	34,096	417,335
Molina Healthcare, Inc. (a)	15,010	646,781
WellCare Health Plans, Inc. (a)	8,875	687,369
		3,938,140

Leather and Allied Product Manufacturing 1.28%
Deckers Outdoor Corp. (a)	5,010	387,222
Skechers U.S.A., Inc. (a)	5,795	257,878
		645,100

Lessors of Nonfinancial Intangible Assets
(except Copyrighted Works) 1.19%
RPX Corp. (a)	36,846	598,748

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Machinery Manufacturing 5.68%
AGCO Corp.	8,815	$475,657
Hyster-Yale Materials Handling, Inc.	5,385	452,771
IDEX Corp.	5,995	459,696
Lexmark International, Inc.	12,631	550,585
Outerwall, Inc. (a)	6,790	480,257
Scotts Miracle-Gro Co.	7,355	440,932
		2,859,898

Management of Companies and Enterprises 3.21%
AGL Resources, Inc.	10,340	551,949
Ambac Financial Group, Inc. (a)	13,330	375,639
Associated Banc-Corp.	40,009	689,356
		1,616,944

Merchant Wholesalers, Durable Goods 1.73%
Gentherm, Inc. (a)	12,265	504,459
Schnitzer Steel Industries, Inc.	14,645	364,953
		869,412

Merchant Wholesalers, Nondurable Goods 0.65%
Herbalife Ltd. (b)	5,035	326,419

Miscellaneous Store Retailers 0.73%
PetSmart, Inc.	6,425	369,245

Nonstore Retailers 1.37%
World Fuel Services Corp.	14,930	692,154

Oil and Gas Extraction 1.40%
Energy XXI Bermuda, Ltd. (b)	18,305	392,642
Clayton Williams Energy, Inc. (a)	2,520	313,967
		706,609

Other Information Services 0.73%
Groupon, Inc. (a)	62,335	366,530

Paper Manufacturing 2.48%
Graphic Packaging Holding Co. (a)	40,625	446,469
Greif, Inc.	6,743	368,303
Rock-Tenn Co.	4,270	431,398
		1,246,170

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Petroleum and Coal Products Manufacturing 0.47%
Alon USA Energy, Inc.	15,900	$237,705

Primary Metal Manufacturing 0.97%
Quanex Building Products Corp.	27,520	489,856

Printing and Related Support Activities 0.71%
Quad/Graphics, Inc.	16,930	355,191

Professional, Scientific, and Technical Services 8.17%
Constant Contact, Inc. (a)	19,750	583,415
iGate Corp. (a)	12,145	423,496
Insperity, Inc.	3,363	107,683
Interpublic Group of Companies, Inc.	26,735	511,173
Navigant Consulting, Inc. (a)	35,318	594,402
Sapient Corp. (a)	29,325	482,396
SolarWinds, Inc. (a)	11,330	442,890
URS Corp.	10,730	482,850
Vistaprint NV (a)(b)	12,085	483,642
		4,111,947

Publishing Industries (except Internet) 5.07%
Aspen Technology, Inc. (a)	11,405	490,301
Houghton Mifflin Harcourt Co. (a)	21,370	389,361
Pegasystems, Inc.	27,358	581,085
PTC, Inc. (a)	15,225	560,280
Take-Two Interactive Software, Inc. (a)	25,715	530,500
		2,551,527

Real Estate 1.61%
Forest City Enterprises, Inc. (a)	42,646	811,553

Rental & Leasing Services 0.89%
Avis Budget Group, Inc. (a)	7,805	446,680

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.31%
Janus Capital Group, Inc.	77,010	899,477
Piper Jaffray Companies (a)	6,040	265,941
		1,165,418

Social Assistance 1.00%
Bright Horizons Family Solutions, Inc. (a)	12,929	503,972

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

Sporting Goods, Hobby, Musical Instrument, and Book Stores 0.96%
Barnes & Noble, Inc. (a)	26,570	$481,980

Support Activities for Mining 4.05%
Basic Energy Services, Inc. (a)	8,940	243,168
Matrix Service Co. (a)	5,935	193,778
Nabors Industries Ltd. (b)	50,464	1,323,670
Parker Drilling Co. (a)	22,530	145,769
Patterson-UTI Energy, Inc.	4,017	132,923
		2,039,308

Telecommunications 1.70%
NeuStar, Inc. (a)	14,860	416,377
Shenandoah Telecommunications Co.	7,160	197,688
United States Cellular Corp.	5,640	242,238
		856,303

Transportation Equipment Manufacturing 2.34%
AAR Corp.	19,460	472,878
American Railcar Industries, Inc.	6,925	452,203
Modine Manufacturing Co. (a)	16,510	252,108
		1,177,189

Truck Transportation 0.81%
ArcBest Corp.	9,575	409,523

Utilities 3.17%
Ormat Technologies, Inc.	16,735	498,368
UGI Corp.	10,799	525,587
Vectren Corp.	14,315	570,883
		1,594,838

Wholesale Electronic Markets and Agents and Brokers 1.03%
Tech Data Corp. (a)	8,690	517,143

Wood Product Manufacturing 0.99%
Universal Forest Products, Inc.	10,270	498,609
TOTAL COMMON STOCKS (Cost $61,355,049)		62,164,778

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2014 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 10.18%
American Assets Trust, Inc.	25,168	$863,262
DuPont Fabros Technology, Inc.	34,927	893,083
Home Properties, Inc.	13,300	826,994
Investors Real Estate Trust	84,219	747,865
Ryman Hospitality Properties, Inc.	17,990	829,879
UDR, Inc.	34,973	962,457
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,822,872)		5,123,540

SHORT-TERM INVESTMENTS 1.03%
AIM STIT-STIC Prime Portfolio, 0.010% (c)	518,252	518,252
TOTAL SHORT-TERM INVESTMENTS (Cost $518,252)		518,252
Total Investments (Cost $66,696,173) 134.68%		67,806,570
Liabilities in Excess of Other Assets (34.68)%		(17,458,368)
TOTAL NET ASSETS 100.00%		$50,348,202

Percentages are stated as a percent of net assets.

*	All or portion of these securities, totaling $67,288,318, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at May 31, 2014.

Abbreviations:
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2014 (Unaudited)

	Shares	Value
Acacia Research Corp.	12,660	$204,332
Acadia Healthcare Company, Inc.	5,610	239,210
ACADIA Pharmaceuticals, Inc.	3,195	65,977
Acadia Realty Trust	13,890	383,225
Aircastle Ltd. (a)	11,750	197,165
Alleghany Corp.	324	136,443
Alliant Energy Corp.	3,125	182,188
Alpha Natural Resources, Inc.	23,708	80,133
Arch Coal, Inc.	46,410	165,220
Arthur J. Gallagher & Co.	3,455	158,343
Artisan Partners Asset Management, Inc.	3,719	213,917
Atlas Air Worldwide Holdings, Inc.	4,215	154,227
B&G Foods, Inc.	1,648	56,460
Caesars Entertainment Corp.	11,570	210,921
Conn’s, Inc.	4,255	198,453
Cooper Tire & Rubber Co.	7,555	210,256
Copart, Inc.	5,315	189,055
Cousins Properties, Inc.	32,940	395,280
Darling Ingredients, Inc.	8,700	173,913
Diamond Resorts International, Inc.	11,420	219,721
DigitalGlobe, Inc.	7,845	238,174
El Paso Electric Co.	5,070	193,217
Enanta Pharmaceuticals, Inc.	1,945	73,871
Endocyte, Inc.	6,655	42,126
Endologix, Inc.	18,600	242,916
Energizer Holdings, Inc.	700	81,200
Epizyme, Inc.	3,800	91,124
FireEye, Inc.	2,738	89,998
First BanCorp (a)	60,096	292,668
First Financial Holdings, Inc.	4,860	286,108
Five Below, Inc.	1,267	45,865
Foundation Medicine, Inc.	1,525	36,188
Fresh Market, Inc.	6,044	185,249
Fusion-io, Inc.	24,827	198,368
Group 1 Automotive, Inc.	2,385	191,993
Halcon Resources Corp.	10,185	63,554
HeartWare International, Inc.	1,595	143,821
Hittite Microwave Corp.	3,814	224,264
Idenix Pharmaceuticals, Inc.	11,392	71,428
Infoblox, Inc.	7,617	98,716
Intelsat SA (a)	6,204	120,296
InterDigital, Inc.	5,970	226,800
Intrepid Potash, Inc.	10,458	169,524
Intrexon Corp.	6,255	131,918

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
InvenSense, Inc.	10,284	$198,481
Iron Mountain, Inc.	7,015	218,446
Ironwood Pharmaceuticals, Inc.	6,290	90,073
JC Penney Company, Inc.	20,175	181,373
Kodiak Oil & Gas Corp. (a)	8,302	105,684
KYTHERA Biopharmaceuticals, Inc.	2,540	85,014
Liberty Ventures	1,995	132,468
Loral Space & Communications, Inc.	1,590	115,021
M/A-COM Technology Solutions Holdings, Inc.	10,455	191,222
Marketo, Inc.	7,930	183,817
Media General, Inc.	2,746	48,687
Medidata Solutions, Inc.	6,495	251,161
Millennial Media, Inc.	33,675	135,374
Molycorp, Inc.	18,749	51,935
Momenta Pharmaceuticals, Inc.	5,254	65,097
Navistar International Corp.	6,725	230,466
NCI Building Systems, Inc.	14,941	250,262
Neurocrine Biosciences, Inc.	3,025	42,017
Northfield Bancorp, Inc.	23,815	309,833
OGE Energy Corp.	4,830	177,406
Plum Creek Timber Company, Inc.	8,280	373,428
Portola Pharmaceuticals, Inc.	3,035	67,256
Post Holdings, Inc.	2,260	112,932
Prospect Capital Corp.	19,385	192,687
Ruckus Wireless, Inc.	20,505	221,454
Ryland Group, Inc.	6,740	254,097
Sanchez Energy Corp.	7,515	258,742
Sarepta Therapeutics, Inc.	3,325	111,986
Scorpio Tankers, Inc. (a)	17,353	157,392
Sealed Air Corp.	5,040	165,967
SeaWorld Entertainment, Inc.	7,110	216,997
SFX Entertainment, Inc.	11,550	84,546
SolarCity Corp.	3,865	202,913
St. Joe Co.	21,113	497,001
Tahoe Resources, Inc. (a)	7,090	147,057
TAL International Group, Inc.	1,114	48,815
Tenet Healthcare Corp.	5,540	260,381
TESARO, Inc.	2,475	65,934
TFS Financial Corp.	24,480	329,990
Third Point Reinsurance Ltd. (a)	8,485	129,396
Timken Co.	3,060	196,513
Triangle Petroleum Corp.	21,620	217,281
Triumph Group Inc.	4,128	286,070
Trulia, Inc.	6,330	244,654

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2014 (Unaudited)

	Shares	Value
Ultratech, Inc.	8,295	$210,527
US Silica Holdings, Inc.	3,830	193,683
Veeva Systems, Inc.	9,684	202,977
Walter Investment Management Corp.	9,329	269,701
Westamerica Bancorporation	6,240	305,573
William Lyon Homes	9,351	245,838
Wix.com Ltd. (a)	8,855	158,150
Workday, Inc.	2,945	230,800
Xoom Corp.	9,685	215,007
XPO Logistics, Inc.	7,320	183,952
Total Securities Sold Short (Proceeds $18,013,595)		$17,497,359

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2014 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Assets
Investments, at value (cost $403,633,058 and
$66,696,173, respectively)	$436,610,092	$67,806,570
Receivable for investments sold	89,965,075	—
Dividends and interest receivable	834,825	51,172
Deposit for short sales at broker	806,438	85,467
Receivable for Fund shares sold	550,532	9,985
Other assets	34,764	11,692
Total Assets	528,801,726	67,964,886

Liabilities
Securities sold short, (proceeds $103,382,813
and $18,013,595, respectively)	102,987,858	17,497,359
Payable for Fund shares redeemed	93,882	—
Payable for investments purchased	91,131,690	—
Dividends payable on short positions	66,027	8,531
Payable to broker for interest expense	135,806	23,677
Payable to Adviser	271,940	45,747
Payable to affiliates	78,530	28,791
Payable for distribution fees	3,136	—
Accrued expenses and other liabilities	28,469	12,579
Total Liabilities	194,797,338	17,616,684
Net Assets	$334,004,388	$50,348,202

Net Assets Consist Of:
Paid-in capital	$271,031,757	$47,789,232
Accumulated undistributed net investment income (loss)	290,450	(212,967)
Accumulated undistributed net realized gain	29,310,192	1,145,304
Net unrealized appreciation (depreciation) on:
Investments	32,977,034	1,110,397
Securities sold short	394,955	516,236
Net Assets	$334,004,388	$50,348,202

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities (Continued)

May 31, 2014 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Investment Class Shares
Net Assets	$6,458,067	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	358,087	—

Net asset value, redemption price
and offering price per share	$18.03	$—

Institutional Class Shares
Net Assets	$327,546,321	$50,348,202
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	18,113,602	4,944,310

Net asset value, redemption price
and offering price per share	$18.08	$10.18

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2014 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Investment Income
Dividend income	$3,713,987	$347,811
Interest income	12,374	1,770
Total Investment Income	3,726,361	349,581

Expenses
Management fees	1,527,737	210,190
Interest and Broker expenses	976,509	148,228
Dividends on short positions	530,780	87,350
Administration fees	145,068	31,321
Fund accounting fees	58,066	17,595
Transfer agent fees and expenses	52,529	16,084
Federal and state registration fees	39,865	27,183
Custody fees	19,777	9,720
Audit and tax fees	8,921	9,048
Legal fees	8,555	3,799
Chief Compliance Officer fees and expenses	6,020	4,771
Distribution and service fees – Investment Class	5,765	—
Reports to shareholders	5,184	5,708
Trustees’ fees and related expenses	2,547	2,356
Other expenses	6,416	1,318
Total Expenses	3,393,739	574,671
Expense Recoupment or (Waiver) by Adviser (Note 4)	—	(23,793)
Net Expenses	3,393,739	550,878

Net Investment Income (Loss)	332,622	(201,297)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	42,511,151	(43,103)
Short transactions	(10,353,875)	(421,903)
Change in net unrealized appreciation (depreciation) on:
Investments	(12,703,904)	1,110,397
Short transactions	2,087,126	516,236
Net Realized and Unrealized Gain on Investments	21,540,498	1,161,627

Net Increase in Net Assets From Operations	$21,873,120	$960,330

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
From Operations
Net investment income	$332,622	$1,239,253
Net realized gain (loss) from:
Investments	42,511,151	27,287,705
Short transactions	(10,353,875)	(14,089,724)
Foreign currency translation	—	(5)
Change in net unrealized
appreciation (depreciation) on:
Investments	(12,703,904)	36,273,309
Short transactions	2,087,126	(2,392,512)
Net increase in net assets from operations	21,873,120	48,318,026

From Distributions
Net investment income – Institutional Class	(1,423,417)	(416,700)
Net investment income – Investment Class	(9,229)	—
Net realized gain on investments – Institutional Class	(10,694,668)	(3,372,985)
Net realized gain on investments – Investment Class	(80,191)	—
Net decrease in net assets resulting
from distributions paid	(12,207,505)	(3,789,685)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	69,895,539	186,274,830
Proceeds from shares sold – Investment Class(1)	4,468,803	1,935,766
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	9,897,340	3,160,075
reinvestment of distributions to shareholders –
Investment Class(1)	73,422	—
Payments for shares redeemed – Institutional Class	(37,692,759)	(26,858,990)
Payments for shares redeemed – Investment Class(1)	(421,912)	(1,720)
Payments for shares redeemed for
redemption-in-kind – Institutional Class(2)	—	(16,330,980)
Net increase in net assets from capital
share transactions	46,220,433	148,178,981

Total Increase in Net Assets	55,886,048	192,707,322

Net Assets
Beginning of period	278,118,340	85,411,018
End of period	$334,004,388	$278,118,340

Accumulated Net Investment Income	$290,450	$1,390,474

(1)	The Investment Class shares commenced operations on January 31, 2013.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
From Operations
Net investment loss	$(201,297)	$—
Net realized loss from:
Investments	(43,103)	—
Short transactions	(421,903)	—
Change in net unrealized appreciation on:
Investments	1,110,397	—
Short transactions	516,236	—
Net increase in net assets from operations	960,330	—

From Distributions
Net investment income – Institutional Class	(11,670)	—
Net decrease in net assets resulting
from distributions paid	(11,670)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class(1)	24,611,420	—
Proceeds from shares issued from transfers in-
kind – Institutional Class(2)	—	29,966,777
Net asset value of shares issued in reinvestment
of distributions to shareholders – Institutional Class	129	—
Payments for shares redeemed – Institutional Class	(5,178,784)	—
Net increase in net assets from capital
share transactions	19,432,765	29,966,777

Total Increase in Net Assets	20,381,425	29,966,777

Net Assets
Beginning of period	29,966,777	—
End of period	$50,348,202	$29,966,777

Accumulated Net Investment Loss	$(212,967)	$—

(1)	The Institutional Class shares commenced operations on November 29, 2013.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Six Months Ended May 31, 2014 (Unaudited)

	Core Plus	Opportunities
	Fund	Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$21,873,120	$960,330
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(667,448,455)	(102,130,896)
Purchases of short-term investments, net	(2,664,343)	(518,252)
Proceeds from sales of long-term investments	639,392,500	78,030,634
Return of capital distributions received from
underlying investments	(52,945)	(802)
Increase in payable for distribution fees	2,308	—
(Increase)/Decrease in dividends and interest receivable	10,829	(51,172)
Increase in deposits at broker for short sales	(279,828)	(85,467)
Increase in receivable for investment securities sold	(89,965,075)	—
(Increase)/Decrease in prepaid expenses and other assets	8,016	(11,692)
Proceeds from securities sold short	327,576,521	48,358,309
Purchases to cover securities sold short	(331,656,767)	$(30,765,815)
Increase in payable for investment securities purchased	91,131,690	—
Increase/(Decrease) in dividends payable on short positions	(2,979)	8,531
Decrease in due to affiliate for in-kind transfer	—	(12,403,215)
Increase/(Decrease) in payable to broker	(2,469)	23,677
Increase in payable to Adviser	48,348	45,747
Increase/(Decrease) in accrued expenses and other
liabilities and expenses payable	(113,632)	41,370
Unrealized (appreciation)/depreciation on investments	12,703,904	(1,110,397)
Unrealized appreciation on short transactions	(2,087,126)	(516,236)
Net realized (gain)/loss on investments	(42,511,151)	43,103
Net realized loss on short transactions	10,353,875	421,903
Net cash used in operating activities	(33,683,659)	(19,660,340)

Cash Flows from Financing Activities:
Proceeds from shares sold	73,959,700	24,850,665
Payment on shares redeemed	(38,039,298)	(5,178,784)
Cash distributions paid to shareholders	(2,236,743)	(11,541)
Net cash provided by financing activities	33,683,659	19,660,340
Net change in cash	$—	$—

Cash:
Beginning Balance	—	—
Ending Balance	$—	$—

Supplemental Disclosures:
Cash paid for interest	976,509	148,228
Non-cash financing activities - distributions reinvested	9,970,762	129
Non-cash financing activities - increase/(decrease) in
receivable for Fund shares sold	404,642	(239,245)
Non-cash financing activities - increase in payable for
Fund shares redeemed	(75,373)	—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class Shares

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid
Net Asset Value, End of Period

Total Return(3)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)
After waiver and expense reimbursement(4)(5)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)
After waiver and expense reimbursement(5)
Portfolio turnover rate(3)

(1)	The Fund commenced operations on December 29, 2009.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.23% and 1.23%, 1.28% and 1.30%,1.41% and 1.50%,1.56% and 1.50%, 1.92% and 1.50% for the periods ended May 31, 2014, November 30, 2013, November 30, 2012, November 30, 2011, and November 30, 2010, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months
Ended					Period Ended
May 31, 2014	Year Ended November 30,				November 30,
(Unaudited)	2013		2012	2011	2010(1)
$17.65	$13.97		$11.56	$11.36	$10.00

0.02	0.11		0.06	(0.04)	0.01
1.18	4.18		2.39	0.97	1.35
1.20	4.29		2.45	0.93	1.36

(0.09)	(0.07)		—	(0.02)	—
(0.68)	(0.54)		(0.04)	(0.71)	—
(0.77)	(0.61)		(0.04)	(0.73)	—
$18.08	$17.65		$13.97	$11.56	$11.36
7.25%	31.90%		21.21%	8.27%	13.60%

$327,546	$276,054		$85,411	$56,917	$23,603

2.22%	2.21%		2.52%	2.64%	2.58%
2.22%	2.23%		2.61%	2.58%	2.16%

0.22%	0.70%		0.56%	(0.39)%	(0.29)%
0.22%	0.68%		0.47%	(0.33)%	0.13%
158.99%	247.67	%(6)	275.88%	412.51%	391.48%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Investment Class Shares

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Period Ended
	May 31, 2014	November 30,
	(Unaudited)	2013(1)
Net Asset Value, Beginning of Period	$17.61	$14.33

Income from investment operations:
Net investment income(2)	0.01	0.08
Net realized and unrealized gain on investments	1.17	3.20
Total from investment operations	1.18	3.28

Less distributions paid:
From net investment income	(0.08)	—
From net realized gains	(0.68)	—
Total distributions paid	(0.76)	—
Net Asset Value, End of Period	$18.03	$17.61

Total Return(3)	7.06%	22.89%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$6,458	$2,064
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.45%	2.49%
After waiver and expense reimbursement(4)(5)	2.45%	2.49%
Ratio of net investment income (loss) to
average net assets:
Before waiver and expense reimbursement(5)	0.14%	0.59%
After waiver and expense reimbursement(5)	0.14%	0.59%
Portfolio turnover rate(3)	158.99%	247.67	%(6)

(1)	The Investment Class Shares commenced operations on January 31, 2013.
(2)	Per share net investment income was calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.49% and 1.49%, 1.56% and 1.56% for the periods ended May 31, 2014, and November 30, 2013, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended
May 31, 2014
(Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.05)
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.18

Less distributions paid:
From net investment income	0.00 (6)
Total distributions paid	—

Net Asset Value, End of Period	$10.18

Total Return(3)	1.84%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$50,348
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.73%
After waiver and expense reimbursement(4)(5)	2.62%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(1.07)%
After waiver and expense reimbursement(5)	(0.96)%
Portfolio turnover rate(3)	136.71%

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 1.62% and 1.50% for the period ended May 31, 2014.

(5)	Annualized.
(6)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Core Plus Fund and Convergence Opportunities Fund (the “Fund” or “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional and Investment Class shares, respectively.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  As of the date of this report, the Investment Class shares have not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2014:

Core Plus Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$418,678,456	$—	$—	$418,678,456
Real Estate
Investment Trusts	14,134,534	—	—	14,134,534
Total Equity	432,812,990	—	—	432,812,990
Short-Term Investments	3,797,102	—	—	3,797,102
Total Assets	$436,610,092	$—	$—	$436,610,092
Liabilities:
Securities Sold Short	$102,987,858	$—	$—	$102,987,858

Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$62,164,778	$—	$—	$62,164,778
Real Estate
Investment Trusts	5,123,540	—	—	5,123,540
Total Equity	67,288,318	—	—	67,288,318
Short-Term Investments	518,252	—	—	518,252
Total Assets	$67,806,570	$—	$—	$67,806,570
Liabilities:
Securities Sold Short	$17,497,359	$—	$—	$17,497,359

(1)	See the Schedule of Investments for industry classifications.

The Funds did not hold any investments during the period ended May 31, 2014 with significant unobservable inputs which would be classified as Level 3.  During the period ended May 31, 2014, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.  The Funds did not hold financial derivative instruments during the reporting period.

(b)	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales at broker are held with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended May 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2014, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

(g)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the applicable Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investment class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trusts, or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from Real Estate Investment Trusts (REITs) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 was as follows:

Convergence Core Plus Fund

	November 30, 2013	November 30, 2012
Ordinary Income	$3,042,786	$ 11,972
Long-Term Capital Gain	$ 746,899	$160,740

The Convergence Core Plus Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Convergence Core Plus Fund related to net capital gain to zero for the tax year ended November 30, 2013.  The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amount designated as long-term capital gain for the fiscal years ended November 30, 2013 and 2012 was $1,795,556 and $513,694, respectively.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Convergence Opportunities Fund

There were no distributions paid during the period ended November 30, 2013.

As of November 30, 2013, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Cost basis of investments for
federal income tax purposes(1)	$331,289,973	$40,510,452
Gross tax unrealized appreciation	$46,967,596	$2,172,770
Gross tax unrealized depreciation	(2,175,022)	(562,460)
Net tax unrealized appreciation	44,792,574	1,610,310
Undistributed ordinary income	10,403,067	—
Undistributed long-term capital gain	2,267,743	—
Total distributable earnings	12,670,810	—
Other accumulated gains/(losses)	(4,156,368)	—
Total accumulated gains	$53,307,016	$1,610,310

(1)	Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and straddle adjustments for the Convergence Core Plus Fund.

The tax basis of investments and distributable earnings for tax and financial reporting purposes differs due to the tax-free contribution in-kind of investment securities.  The securities contributed in-kind had net unrealized gains of $1,610,310 as of the contribution date.  This contribution was determined to be a non-taxable transaction by management, and no gain or loss was recognized at the time of transfer for the Convergence Opportunities Fund.

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence
	Core Plus	Opportunities
	Fund	Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$184,776	$—
Accumulated Undistributed Net
Realized Gain/(Loss)	$(4,483,245)	$1,610,310
Paid-In Capital	$4,298,469	$(1,610,310)

On December 6, 2013, the Convergence Core Plus Fund declared and paid distributions from ordinary income, short-term capital gains and long-term capital

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

gains of $1,423,417, $8,448,207 and $2,246,461, respectively, to the Institutional Class shareholders of record on December 5, 2013. On December 6, 2013, the Convergence Core Plus Fund declared and paid distributions from ordinary income, short-term capital gains and long-term capital gains of $9,229, $63,346 and $16,845, respectively, to the Investment Class shareholders of record on December 5, 2013.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through March 30, 2015 and November 29, 2016 for the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.50% and 1.75% (the “Expense Limitation Cap”) of the Funds’ average daily net assets of the Institutional Class shares and Investment Class shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. During the six months ended May 31, 2014 there were no expense recoupments by the Adviser from the Convergence Core Plus Fund.  As of the date of this report, there were no prior waivers subject to recoupment from the Convergence Core Plus Fund.  For the six months ended May 31, 2014, expenses of $27,593 for the Convergence Opportunities Fund – Institutional Class were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.  During the six months ended May 31, 2014, previously waived expenses of $3,800 for the Convergence Opportunities Fund were recouped by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

Convergence Opportunities Fund
May 31, 2017     $23,793

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Convergence Core Plus Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution and service fee of 0.25% of the Convergence Core Plus Fund’s average daily net assets of Investment Class shares for services to prospective shareholders and distribution of shares.  During the six months ended May 31, 2014, the Fund accrued expenses of $5,765 pursuant to the 12b-1 Plan.  As of May 31, 2014, the distributor was owed fees of $3,136 pursuant to the 12b-1 plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For the six months ended May 31, 2014, administration fees of $145,068 and $31,321 were incurred for the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively. At May 31, 2014, the Administrator was owed fees of $42,247 and $10,048 from the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Funds’ custodian. For the six months ended May 31, 2014, the Convergence Core Plus Fund incurred $58,066, $52,529, and $19,777 in fund accounting, transfer agency, and custody fees, respectively. For the six months ended May 31, 2014, the Convergence Opportunities Fund incurred $17,595, $16,084, and $9,720 in fund accounting, transfer agency, and custody fees, respectively. At May 31, 2014, the Convergence Core Plus Fund owed fees of $16,718, $13,075, and $5,385 for fund accounting, transfer agency, and custody fees, respectively. At May 31, 2014, the Convergence Opportunities Fund owed fees of $3,809, $7,562, and $5,726 for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the six months ended May 31, 2014, the Convergence Core Plus Fund and Convergence Opportunities Fund were allocated $6,020 and $4,771, respectively, of the Trust’s Chief Compliance Officer fee. At May 31, 2014, fees of $1,105 and $1,646 were owed for the Chief Compliance Officer’s services by the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Core Plus – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
Shares sold	4,114,688	11,925,599
Shares reinvested	588,777	232,017
Shares redeemed	(2,234,529)	(1,674,369)
Shares redeemed from
redemption-in-kind (See Note 8)	—	(954,470)
Net increase	2,468,936	9,528,777

Convergence Core Plus – Investment Class

	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013(1)
Shares sold	260,968	117,327
Shares reinvested	4,373	—
Shares redeemed	(24,481)	(100)
Net increase	240,860	117,227

(1)	The Investment Class shares commenced operations on January 31, 2013.

Convergence Opportunities – Institutional Class

	Six Months Ended	Period Ended
	May 31, 2014	November 30, 2013(1)
Shares sold	2,462,710	—
Shares reinvested	13	—
Shares redeemed	(515,091)	—
Shares issued from
transfer in-kind (See Note 8)	—	2,996,678
Net increase	1,947,632	2,996,678

(1)	The Institutional Class shares commenced operations on November 29, 2013.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities transferred in-kind disclosed below, and securities sold short, for the Funds for the six months ended May 31, 2014 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence Core	Convergence
	Plus Fund	Opportunities Fund
Purchases	$667,448,455	$102,130,896
Sales	$639,392,500	$78,030,634

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Convergence Core Plus Fund

After the close of business on October 30, 2013, the Fund redeemed assets through an in-kind redemption.  In the redemption transaction, the Fund issued securities with a value of $16,330,980.  The Fund recognized a gain in the amount of $2,598,476, which is reflected on the Statement of Operations.  The redemption in-kind is reflected in the Statement of Changes in Net Assets.

Convergence Opportunities Fund

On November 29, 2013, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer in-Kind”) for a net transfer in-kind of $29,966,777.  This was comprised of investments with a fair value as of November 29, 2013 (the last business day of the period) of $42,120,762, which were effectively transferred to the Fund as of that date, and cash or cash equivalents receivable of $249,230.  Subsequent to November 30, 2013, the remaining balance due to affiliate as presented within the Statements of Assets and Liabilities was settled through a transfer in-kind of securities sold short with a fair value of $12,051,846 as of December 2, 2013 and payment for margin deficits of $351,369.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2014, Charles Schwab & Co., Inc., for the benefit of others, held 29.28% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At May 31, 2014, Charles Schwab & Co., Inc., for the benefit of others, held 56.61% of the Convergence Core Plus Fund’s outstanding Investment Class shares.  At May 31, 2014, Bicknell Family Holdings Co., LLC, for the benefit of others, held 50.58% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.

(10)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $9,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which all mature on August 14, 2014. This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate of 3.25% (as of May 31, 2014). The credit facility is with the Funds’ custodian, U.S. Bank. During the six months ended May 31, 2014, the Convergence Core Plus Fund had borrowings on the line of credit on seven days, with an average borrowing and interest rate on those days of $681,429 and 3.25%, respectively. Interest expense of $945 incurred during the year is included within other expenses on the Statement of Operations for the Convergence Core Plus Fund.  The balance on February 6, 2014 of $1,655,000 was the maximum amount of borrowings outstanding during the six months ended May 31, 2014 for the Convergence Core Plus

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2014 (Unaudited)

Fund.  As of May 31, 2014, the Convergence Core Plus Fund did not have any borrowings on the line of credit.  During the six months ended May 31, 2014, the Convergence Opportunities Fund did not utilize the line of credit.

(11)	Recent Accounting Pronouncement

In January, 2013, the FASB issue ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities: a) the gross amounts of those recognized assets and recognized liabilities; b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities; c) The net amount presented in the Statement of Assets and Liabilities; d) the amounts subject to an enforceable MNA not included in (b); and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013.  There is no impact of the ASU on the financial statements of the Funds for the period ended May 31, 2014.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

The Convergence Core Plus Fund designated 65.79% of its ordinary income distribution for the year ended November 30, 2013, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2013, 64.28% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The Convergence Core Plus Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2013. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions the amounts designated as long-term capital gains were as follows:

Convergence Core Plus Fund
Year Ended November 30, 2013
$1,795,556

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Michael D.	Trustee	Indefinite	Professor and	35	Independent
Akers, Ph.D		Term; Since	Chair, Department		Trustee, USA
615 E. Michigan St.		August 22,	of Accounting,		MUTUALS
Milwaukee, WI 53202		2001	Marquette		(an open-end
Age: 59			University		investment
			(2004–present).		company with
two portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing	35	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 70		2009	(“CAO”) and Chief		Endowment
			Compliance Officer		fund complex
			(“CCO”), Granite		(three closed-
			Capital International		end investment
			Group, L.P. (an		companies);
			investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011).		Multi-
Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager,
Ramius IDF
fund complex
(two closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
		(1994–present).			ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).
Robert M. Slotky(2)	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 67	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Anita M. Zagrodnik(2)	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Effective	U.S. Bancorp Fund
Age: 54	President	July 1,	Services, LLC
	and Anti-	2014	(2014–present);
	Money		Senior Vice
	Laundering		President,
	Officer		Ariel Investments,
LLC, (2003-2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(2)	Effective July 1, 2014, Anita M. Zagrodnik will replace Robert M. Slotky as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    August 5, 2014

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    August 5, 2014

* Print the name and title of each signing officer under his or her signature.